Other Financial Data (Narrative) (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Other Financial Information [Line Items]
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2016	$ 263
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2017	181
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2018	123
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2019	84
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, 2020	51
Short-term investments	99
Income tax refund receivable	94
Pension assets	$ 33	$ 377